Fair Value of Financial Instruments and Fair Value Measures (Marketing Analysts, LLC and Affiliate)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Fair Value of Financial Instruments and Fair Value Measures

Note 3 – Fair Value of Financial Instruments and Fair Value Measures

GAAP establishes a framework for measuring fair value and provides a fair value hierarchy that prioritizes the use of valuation metrics (referred to as “inputs”). Estimates of fair value for financial and other assets and liabilities are based on the framework. The framework defines fair value, provides guidance for measuring fair value and requires certain disclosures. The framework discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow) and the cost approach (cost to replace the service capacity of an asset or replacement cost) and establishes an input hierarchy for estimating fair value. The three levels of the fair value input hierarchy are as follows:

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions. The Company’s financial instruments consist of cash and cash equivalents, accounts receivable and payable and debt.

The fair value measurement level applicable to a particular asset or liability within the hierarchy is the lowest level of any significant input in the fair value measurement. Valuation techniques are required to maximize the use of observable inputs when available and minimize the use of unobservable inputs.

Level 3 inputs are used for all of the Company’s fair value estimates, including the allocation of the purchase price in business combination transactions, evaluating long-lived assets for possible impairment, adjusting the carrying value of contingent consideration payable, and disclosures regarding financial instruments.

NOTE 9 – Fair Value of Financial Instruments and Fair Value Measures

GAAP establishes a framework for measuring fair value and provides a fair value hierarchy that prioritizes the use of valuation metrics (referred to as “inputs”). Estimates of fair value for financial and other assets and liabilities are based on the framework. The framework defines fair value, provides guidance for measuring fair value and requires certain disclosures. The framework discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow) and the cost approach (cost to replace the service capacity of an asset or replacement cost) and establishes an input hierarchy for estimating fair value. The three levels of the fair value input hierarchy are as follows:

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions. The Company’s financial instruments consist of cash and cash equivalents, accounts receivable and payable and debt.

The fair value measurement level applicable to a particular asset or liability within the hierarchy is the lowest level of any significant input in the fair value measurement. Valuation techniques are required to maximize the use of observable inputs when available and minimize the use of unobservable inputs.

Level 3 inputs are used for all of the Company’s fair value estimates.

In connection with the Universal acquisition, the Company recognized the acquired assets at fair value relying primarily on discounted cash flow methodologies and other metrics management believes market participants use, including capitalization and discount rates, and revenue and earnings multipliers. Additionally, the Company is required to pay the sellers contingent consideration based on 7.5% of future revenues from customer relationships acquired through August 2021. Initially the contingent consideration was valued using discount rates implicit in the transaction. The basis for changes to the estimated fair value of the contingent consideration include revised estimates of future revenues from the identified customers and then appropriate discount rates.

Methods and assumptions used to estimate the fair value of financial instruments are affected by the duration of the instruments and other factors used by market participants to estimate value. The carrying amounts for cash and equivalents, accounts receivable, line of credit, and accounts payable, approximate their estimated fair value because of the short durations of the instruments, inconsequential and / or floating rates of interest, if any. The carrying value of capital lease obligations and contingent consideration payable also approximate their estimated fair value because the terms of the facility are representative of current market conditions.

Management believes it is not practical to estimate the fair value of amounts due to stockholders because of the unique nature of the relationships and transactions.

Marketing Analysts, LLC and Affiliate [Member]
Fair Value of Financial Instruments and Fair Value Measures

Note 3 – Fair Value of Financial Instruments and Fair Value Measures

GAAP establishes a framework for measuring fair value and provides a fair value hierarchy that prioritizes the use of valuation metrics (referred to as “inputs”). Estimates of fair value for financial and other assets and liabilities are based on the framework. The framework defines fair value, provides guidance for measuring fair value and requires certain disclosures. The framework discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow) and the cost approach (cost to replace the service capacity of an asset or replacement cost), and establishes an input hierarchy for estimating fair value. The three levels of the fair value input hierarchy are as follows:

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions. The Company’s financial instruments consist of cash and cash equivalents, accounts receivable and payable and debt.

The fair value measurement level applicable to a particular asset or liability within the hierarchy is the lowest level of any significant input in the fair value measurement. Valuation techniques are required to maximize the use of observable inputs when available and minimize the use of unobservable inputs.

Level 3 inputs are used for all of the Company’s fair value estimates.

Methods and assumptions used to estimate the fair value of financial instruments are affected by the duration of the instruments and other factors used by market participants to estimate value. The carrying amounts for cash and equivalents, accounts receivable, line of credit, and accounts payable, approximate their estimated fair value because of the short durations of the instruments, inconsequential and / or floating rates of interest, if any. The carrying value of capital lease obligations and contingent consideration payable also approximate their estimated fair value because the terms of the facility are representative of current market conditions.

Management believes it is not practical to estimate the fair value of amounts due to stockholders because of the unique nature of the relationships and transactions.

NOTE 6 – Fair Value of Financial Instruments and Fair Value Measures

GAAP establishes a framework for measuring fair value and provides a fair value hierarchy that prioritizes the use of valuation metrics (referred to as “inputs”). Estimates of fair value for financial and other assets and liabilities are based on the framework. The framework defines fair value, provides guidance for measuring fair value and requires certain disclosures. The framework discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow) and the cost approach (cost to replace the service capacity of an asset or replacement cost), and establishes an input hierarchy for estimating fair value. The three levels of the fair value input hierarchy are as follows:

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions. The Company’s financial instruments consist of cash and cash equivalents, accounts receivable and payable and debt.

The fair value measurement level applicable to a particular asset or liability within the hierarchy is the lowest level of any significant input in the fair value measurement. Valuation techniques are required to maximize the use of observable inputs when available and minimize the use of unobservable inputs.

Level 3 inputs are used for all of the Company’s fair value estimates.

Methods and assumptions used to estimate the fair value of financial instruments are affected by the duration of the instruments and other factors used by market participants to estimate value. The carrying amounts for cash and equivalents, accounts receivable, line of credit, and accounts payable, approximate their estimated fair value because of the short durations of the instruments, and inconsequential and / or floating rates of interest, if any.